Property, plant and equipment - Summary of Property, Plant and Equipment (Detail)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period			€ 193,474		€ 108,098	€ 108,098
Additions			54,113		49,739	124,296
Depreciation expenses	€ (14,161)	€ (8,448)	(27,449)		(15,992)	(38,920)
Balance at end of period	220,138		220,138			193,474
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period			(65,526)		(26,606)	(26,606)
Depreciation expenses			(27,449)			(38,920)
Balance at end of period	(92,975)		(92,975)			(65,526)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period			259,000		€ 134,704	134,704
Additions				$ 54,113		124,296
Balance at end of period	€ 313,113		€ 313,113			€ 259,000